New Accounting Pronouncements New Accounting Pronouncements (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Feb. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets	$ 1,568	$ 1,471	$ 2,300
Operating lease liability	$ 1,568	$ 1,471	$ 2,300
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease right-of-use assets				$ 3,000
Operating lease liability				$ 3,000